Related party balances and transactions (Related party transactions) (Sales of goods and providing services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Huaneng Group
Disclosure of transactions between related parties [line items]
Service provided	¥ 77,462	¥ 31,756	¥ 15,472
HIPDC [member]
Disclosure of transactions between related parties [line items]
Service provided	370	124	1,067
Other sales			2,534
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Service provided	134,111	68,052	45,677
Other sales	48,574	2,922	11,399
Sales of power generation quota			3,065
Sales of goods			637,059
Joint ventures of the Group
Disclosure of transactions between related parties [line items]
Service provided	82,229	52,602	392,744
Other sales	¥ 8,404	¥ 25,102	45,997
Huangtai #8 Power Plant
Disclosure of transactions between related parties [line items]
Service provided			¥ 2,830